Acquisitions	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions
4) ACQUISITIONS
L&M Acquisition
On August 30, 2021, the Company completed the acquisition of certain assets and assumption of certain liabilities of L&M Bag & Supply Co., Inc. (“L&M”) in a transaction valued up to $60.0 million, subject to working capital adjustments (the “L&M Acquisition”). L&M is a specialized supplier of geotextile fabrics and geogrids, as well as silt fences, turbidity barriers and safety fences, weed control fabric and sod staples. The transaction price was funded with cash on hand.
The following represents the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the L&M Acquisition. The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the L&M Acquisition.

L&M Acquisition
Accounts receivable	$7.1
Inventories	16.2
Intangible assets	19.0
Goodwill	17.8
Operating lease right-of-use assets	2.4
Other assets, current and non-current	4.3

Total assets acquired	66.8

Accounts payable	2.0
Operating lease liabilities	2.4

Net assets acquired	$62.4

The following reconciles the total consideration to net assets acquired:

L&M Acquisition
Total consideration, net of cash	$62.4
Plus: Cash acquired in acquisition	—

Total net assets acquired	$62.4

Pacific Pipe Acquisition
On August 9, 2021, the Company completed the acquisition of all of the outstanding shares of Pacific Pipe Company, Inc. (“Pacific Pipe”) in a transaction valued up to $102.5 million, subject to working capital adjustments (the “Pacific Pipe Acquisition”). Pacific Pipe has four branch locations and serves municipalities and contractors in the water, wastewater, storm drainage and irrigation industries throughout Hawaii with a broad product offering. The transaction price was funded with cash on hand.
The following represents the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the Pacific Pipe Acquisition. The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the Pacific Pipe Acquisition.

Pacific Pipe Acquisition
Cash	$1.7
Accounts receivable	8.9
Inventories	16.9
Intangible assets	46.7
Goodwill	43.0
Operating lease right-of-use assets	16.9
Other assets, current and non-current	6.1

Total assets acquired	140.2

Accounts payable	6.0
Deferred tax liability	11.7
Operating lease liabilities	16.9
Other liabilities, current and non-current	0.1

Net assets acquired	$105.5

The following reconciles the total consideration to net assets acquired:

Pacific Pipe Acquisition
Total consideration, net of cash	$103.8
Plus: Cash acquired in acquisition	1.7

Total net assets acquired	$105.5

In connection with the Pacific Pipe Acquisition, the Company purchased all of the outstanding shares of Pacific Pipe, a corporate entity, and assumed Pacific Pipe’s tax basis in their assets and liabilities. This resulted in the recognition of $11.7 million in deferred tax liabilities as part of the purchase price allocation, as further described in Note 7.
R&B Co.
On March 11, 2020, the Company completed the acquisition of all of the outstanding shares of R&B Co. (“R&B”) in a transaction valued at $215.0 million, subject to a working capital adjustment (the “R&B Acquisition”). The transaction price consisted of $212.0 million of initial cash consideration, subject to working capital adjustments, and $3.0 million of contingent consideration to be paid upon satisfaction of certain conditions to either the sellers of R&B or certain former R&B employees and recognized as compensation expense. During the nine months ended October 31, 2021, the Company settled the R&B contingent consideration liability. This resulted in a financing cash outflow of $0.3 million to the R&B sellers for the nine months ended October 31, 2021. With the R&B Acquisition, the Company added approximately ten branch locations to the business, which expanded the Company’s presence in California and strengthened the Company’s ability to offer complementary waterworks products and fusible services. The transaction price was funded with cash on hand.
The following represents the final allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the R&B Acquisition.

R&B Acquisition
Cash	$2.7
Accounts receivable	25.0
Inventories	19.8
Intangible assets	114.5
Goodwill	88.4
Operating lease right-of-use assets	9.5
Other assets, current and non-current	10.7

Total assets acquired	270.6

Accounts payable	17.5
Deferred tax liability	31.2
Operating lease liabilities	9.5
Other liabilities, current and non-current	3.6

Net assets acquired	$208.8

The following reconciles the total consideration to net assets acquired:

R&B Acquisition
Total consideration, net of cash	$207.4
Plus: Cash acquired in acquisition	2.7
Less: Working capital adjustment	(1.3)

Total consideration	208.8
Less: non-cash contingent consideration	—

Net assets acquired	$208.8

The R&B Acquisition included a contingent consideration arrangement of up to $3.0 million that was payable to the R&B sellers if certain R&B employees failed to complete a post-acquisition one-year
service period. The range of the undiscounted amounts payable by the Company under the contingent consideration agreement was between zero and $3.0 million. The fair value of the contingent consideration recognized on the acquisition date of zero was determined based on the expectation that all former R&B employees would be retained during the one-year
retention period (a level 3 fair value measurement based on unobservable inputs).
In connection with the R&B Acquisition, the Company purchased all of the outstanding shares of R&B, a corporate entity, and assumed R&B’s tax basis in their assets and liabilities. This resulted in the recognition of $31.2 million in deferred tax liabilities as part of the purchase price allocation, as further described in Note 7.
Other Acquisitions
During fiscal 2021, the Company completed the acquisition of certain assets and liabilities in transactions valued at $5.8 million, subject to working capital adjustments (the “Other 2021 Acquisitions”). Given the lack of significance of these transactions, a full purchase price allocation has not been presented. However, a substantial portion of the aggregate purchase price was allocated to customer relationships, goodwill and net working capital.

In the above transactions, to the extent applicable, the excess of purchase price over net tangible and intangible assets acquired resulted in goodwill, which represents the assembled workforce and anticipated long-term growth in new markets, customers and products. Goodwill associated with the L&M Acquisition and the Other 2021 Acquisitions are fully deductible by the Company for U.S. income tax purposes.
Pro Forma Financial Information
The following pro forma information presents a summary of the results of operations for the periods indicated as if the Pacific Pipe and L&M acquisitions had been completed as of February 3, 2020 and the R&B Acquisition and associated senior notes issuance had been completed as of February 4, 2019. The pro forma financial information is based on the historical financial information for the Company and Pacific Pipe, L&M and R&B, along with certain pro forma adjustments. These pro forma adjustments consist primarily of:

•	Increased amortization expense related to the intangible assets acquired in the Pacific Pipe, L&M and R&B acquisitions;

•	Increased interest expense to reflect the fixed rate notes entered into in connection with the R&B Acquisition including interest and amortization of deferred financing costs;

•
Reclassification of direct acquisition transaction costs, retention bonuses and inventory fair value adjustments from the period incurred to periods these expenses would have been recognized given the assumed transaction dates identified above;

•	The related income tax effects of the aforementioned adjustments and legal entity restructuring performed to effect the R&B Acquisition; and

•	The related income tax effects of the aforementioned adjustments to the provision for income taxes for Core & Main.
The following pro forma information has been prepared for comparative purposes only and is not necessarily indicative of the results of operations as they would have been had the Pacific Pipe, L&M and R&B acquisitions occurred on the assumed dates, nor is it necessarily an indication of future operating results. In addition, the pro forma information does not reflect the cost of any integration activities, benefits from any synergies that may be derived from the Pacific Pipe, L&M and R&B acquisitions or revenue growth that may be anticipated.

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Net sales	$1,410.8	$1,047.5	$3,834.5	$2,931.0
Net income	$111.8	$24.3	$155.6	$35.7
As a result of integration of the Pacific Pipe, L&M and R&B acquisitions, including the consolidation of certain acquired and existing branches, it is impracticable to identify the explicit financial performance associated with the Pacific Pipe, L&M and R&B acquisitions. As such, the Company has not presented the post-acquisition net sales and net income for the Pacific Pipe, L&M and R&B acquisitions.
Intangible Assets
For the Pacific Pipe, L&M and R&B acquisitions discussed above, the Company valued intangible assets acquired, which included customer relationships, non-compete
agreements, and trademarks.
The customer relationship intangible assets represent the value associated with those customer relationships in place at the date of the Pacific Pipe, L&M and R&B acquisitions. The Company valued the customer relationships using an excess earnings method using various inputs such as customer attrition rate, revenue growth rate, gross margin percentage and discount rate. Cash flows associated with the existing relationships are expected to diminish over time due to customer turnover. The Company reflected this expected diminishing cash flow through the utilization of an annual customer attrition rate assumption and in its method of amortization.
The
non-compete
intangible asset represents the value associated with a
non-compete
agreement for former executives in place at the date of the Pacific Pipe, L&M and R&B acquisitions. The trademark intangible asset represents the value associated with the brand names in place at the date of the Pacific Pipe, L&M and R&B acquisitions.
A summary of the intangible assets acquired and assumptions utilized in the valuation for the Pacific Pipe, L&M and R&B acquisitions are as follows:

	Intangible Asset Amount	Amortization Period	Discount Rate	Attrition Rate
L&M Acquisition
Customer relationships	$18.6	10 years	15.5%	15.0%
Non-compete agreement	0.1	5 years	15.5%	N/A
Trademark	0.3	2 years	15.5%	N/A
Pacific Pipe Acquisition
Customer relationships	$45.9	10 years	11.5%	10.0%
Non-compete agreement	0.3	5 years	11.5%	N/A
Trademark	0.5	2 years	11.5%	N/A
R&B Acquisition
Customer relationships	$113.7	15 years	10.0%	7.5%
Non-compete agreement	0.4	5 years	10.0%	N/A
Trademark	0.4	1 year	10.0%	N/A
Acquisition-Related Costs
Acquisition-related costs, which are included within selling, general and administrative expenses, for the Pacific Pipe, L&M and R&B acquisitions and the Other 2021 Acquisitions were as follows:

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
L&M Acquisition	$0.7	$—	$0.9	$—
Pacific Pipe Acquisition	1.0	—	1.2	—
R&B Acquisition	—	—	—	1.4
Other 2021 Acquisitions	—	—	—	—

4) ACQUISITIONS
Water Works Supply Co.
On August 17, 2020, the Company completed the acquisition of certain assets and assumption of certain liabilities of Water Works Supply Co. (“WWSC”) in a transaction valued at approximately $12.0 million, subject to a working capital adjustment (the “WWSC Acquisition”). The transaction price was funded through cash on hand. Given the size of the purchase price, a full purchase price allocation has not been presented. However, significant components of the final purchase price allocation include $6.1 million to customer relationships, $3.5 million to net working capital, and $1.5 million to goodwill.
R&B Co.
On March 11, 2020, the Company completed the acquisition of all of the outstanding shares of R&B Co. (“R&B”) in a transaction valued at $215.0 million, subject to a working capital adjustment (the “R&B Acquisition”). The transaction price consisted of $212.0 million of initial cash consideration, subject to working capital adjustments, and $3.0 million of contingent consideration to be paid upon satisfaction of certain conditions to either the sellers of R&B or certain former R&B employees and recognized as compensation expense. With the R&B Acquisition, the Company added approximately 10 branch locations to the business, which expands the Company’s presence in California and strengthens the Company’s ability to offer complementary waterworks products and fusible services. The transaction price was funded with cash on hand.
As of January 31, 2021 the following represented the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the R&B Acquisition. The amounts below were preliminary, as the Company was still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the R&B Acquisition.

R&B Acquisition
Cash	$2.7
Accounts receivable	24.8
Inventories	19.8
Intangible assets	114.5
Goodwill	88.6
Operating lease right-of-use assets	9.5
Other assets, current and non-current	10.7

Total assets acquired	270.6

Accounts payable	17.5
Deferred income taxes	31.2
Operating lease liabilities	9.5
Other liabilities, current and non-current	3.6

Net assets acquired	$208.8

The amount of goodwill decreased by $1.6 million from the acquisition date, primarily attributable to an agreement on the working capital settlement and adjustment to the valuation of the deferred tax liability.
The following reconciles the total consideration to net assets acquired:

R&B Acquisition
Total consideration, net of cash	$207.4
Plus: Cash acquired in acquisition	2.7
Less: Working capital adjustment	(1.3)

Total consideration	208.8
Less: non-cash contingent consideration	—

Net asset acquired	$208.8

The R&B Acquisition includes a contingent consideration arrangement of up to $3.0 million that will be paid by the Company to the R&B sellers or certain former employees, based on the employee’s completion of post-acquisition one year service period. The range of the undiscounted amounts the Company could pay under the contingent consideration agreement is between zero and $3.0 million. The fair value of the contingent consideration recognized on the acquisition date of zero was determined based on the expectation that all former R&B employees would be retained during the one year retention period (a level 3 fair value measurement based on unobservable inputs).
As of January 31, 2021, the fair value of the contingent consideration liability was estimated to be $0.3 million based on an assessment of retention of former R&B employees (a level 3 fair value measurement based on unobservable inputs). This resulted in the recognition of $0.3 million of expense within selling, general and administrative expenses for the twelve months ended January 31, 2021.
The acquisition of R&B, a corporate entity, was a stock transaction and the Company assumed R&B’s tax basis in their assets and liabilities. This resulted in the recognition of $31.2 million in deferred tax liabilities as part of the preliminary purchase price allocation, as further described in Note 8.
Long Island Pipe Acquisition
On July 8, 2019, the Company completed the acquisition of certain assets and assumption of certain liabilities of Long Island Pipe Supply, Inc. and its direct subsidiaries and certain affiliates (collectively,“LIP”) in a transaction valued at up to $225.0 million, subject to a working capital adjustment (the “LIP Acquisition”). The transaction price consists of $220.0 million of initial cash consideration and contingent consideration of up to $5.0 million based upon financial performance after the closing. With the LIP Acquisition, the Company added approximately 20 branch locations to the business, primarily in the states of New York and New Jersey, which enhances the Company’s distribution offerings of fire protection products and fabrication services. The transaction price was funded through an increase in borrowings on the Term Loan as further described in Note 6.
The
up-front
consideration payment included $15.0 million, which may be required to be repaid to the Company by former LIP executives. Each former LIP executive that does not perform services required by his post-acquisition employment or consulting agreement, which range from one to two years, is required to repay $5.0 million. As such, this initial payment of $15.0 million was included within prepaid expenses and other assets, current and non-current
as prepaid compensation expenses in the Balance Sheet and as an operating cash outflow for the fiscal year ended February 2, 2020. During fiscal 2020 and fiscal 2019, the Company recognized $7.1 million and $5.8 million, respectively, of expense within selling, general and administrative expenses associated with the amortization of these balances.

The following represents the final allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the LIP Acquisition.

LIP Acquisition
Total up-front consideration payment	$216.3
Less: Employment and consulting agreement prepayment; operating cash outflow	(15.0)
Less: Working capital adjustment	(1.1)
Plus: Contingent consideration	2.3

Total consideration	202.5
Less: Contingent consideration	(2.3)

Net assets acquired; investing cash outflow	$200.2

LIP Acquisition
Accounts receivable	$31.0
Inventories	37.0
Intangible assets	94.2
Goodwill	50.9
Operating lease right-of-use assets	18.2
Other assets, current and non-current	5.6

Total assets acquired	236.9

Accounts payable	14.0
Contingent consideration	2.3
Operating lease liabilities	18.2
Other liabilities, current and non-current	2.2

Net assets acquired	$200.2

The LIP Acquisition includes a contingent consideration arrangement of up to $5.0 million, of which $2.5 million is no longer payable pursuant to the terms of the LIP acquisition agreement, that will be paid by the Company to LIP based on certain future net sales and product margin targets over two one-year
periods. The range of the undiscounted amounts the Company could pay under the contingent consideration agreement is between zero and $5.0 million. The fair value of the contingent consideration recognized on the acquisition date of $2.3 million was estimated by utilizing a weighted probability assessment of the potential outcomes (a level 3 fair value measurement based on unobservable inputs).
As of January 31, 2021, the fair value of the contingent consideration liability was estimated at zero by utilizing a weighted probability assessment of the potential outcomes (a level 3 fair value measurement based on unobservable inputs). This resulted in the recognition of a $1.1 million and $1.2 million benefit within selling, general and administrative expenses for fiscal 2020 and fiscal 2019, respectively.
Maskell Pipe & Supply Acquisition
On February 4, 2019, the Company completed the acquisition of certain assets and liabilities of Maskell Pipe & Supply, Inc. (“Maskell”) in a transaction valued at approximately $19.2 million, subject to a working capital adjustment (the “Maskell Acquisition”). The transaction price was funded through cash on hand. Given the size of the purchase price, a full purchase price allocation has not been presented. However, significant components of the final purchase price allocation include $5.6 million to fixed assets, $5.1 million to customer relationships, $4.8 million to goodwill and $2.1 million to net working capital.
Other Acquisitions
During fiscal 2019, the Company completed acquisitions of certain assets and liabilities in transactions valued in aggregate at $2.3 million, subject to working capital adjustments (“Other 2019 Acquisitions”). Given the lack of significance of these transactions, individually and in the aggregate, a full purchase price allocation has not been presented. However, a substantial portion of the aggregate purchase price was allocated to net working capital.
During fiscal 2018, the Company completed acquisitions of certain assets and liabilities in transactions valued in aggregate at $8.2 million, subject to working capital adjustments (“Other 2018 Acquisitions”). Given the lack of significance of these transactions, individually and in the aggregate, full purchase price allocations have not been presented. However, a significant portion of the aggregate purchase price allocation included $2.9 million to goodwill and $2.5 million to customer relationships.
In the above transactions, to the extent applicable, the excess of purchase price over net tangible and intangible assets acquired resulted in goodwill, which represents the assembled workforce and anticipated long-term growth in new markets, customers and products. Goodwill associated with the WWSC Acquisition, LIP Acquisition, Maskell Acquisition, and Other 2018 Acquisitions are fully deductible by the Company for U.S. income tax purposes.
Unaudited Pro Forma Financial Information
The following unaudited pro forma information presents a summary of the results of operations for the periods indicated as if the R&B Acquisition and associated senior notes issuance (See Note 6) had been completed as of February 4, 2019 and the LIP Acquisition and associated term loan borrowings (See Note 6) had been completed as of January 29, 2018. The pro forma financial information is based on the historical financial information for the Company, R&B and LIP, along with certain pro forma adjustments. Pro forma information for all other acquisitions have not been presented as they do not have a material impact to the Company’s consolidated net sales and net income, either individually or in the aggregate. These pro forma adjustments consist primarily of:

•	Increased amortization expense related to the intangible assets acquired in the acquisitions;

•
Increased interest expense to reflect the fixed rate notes entered into in connection with the R&B Acquisition and the variable rate term loan borrowings (utilizing the interest rate in effect at the date of the additional borrowings, which was 5.086%) entered into in connection with the LIP Acquisition, including interest and amortization of deferred financing costs;

•
Reclassification of direct acquisition transaction costs, retention bonuses, inventory fair value adjustments from the period incurred to periods these expenses would have been recognized based on the assumed transaction dates identified above;

•	The related income tax effects of the aforementioned adjustments and legal entity restructuring performed to effect the R&B Acquisition; and

•	The related income tax effects of the aforementioned adjustments to the provision for income taxes for the Blocker Companies.

The following unaudited pro forma information has been prepared for comparative purposes only and is not necessarily indicative of the results of operations as they would have been had the acquisitions occurred on the assumed dates, nor is it necessarily an indication of future operating results. In addition, the unaudited pro forma information does not reflect the cost of any integration activities, benefits from any synergies that may be derived from the acquisitions or revenue growth that may be anticipated.

	Fiscal Years Ended
	January 31, 2021	February 2, 2020	February 3, 2019
Net sales	$3,661.3	$3,655.0	$3,376.2
Net income	41.6	22.2	19.6
As a result of integration of acquisitions, including the consolidation of certain acquired and existing branches, it is impracticable to identify the explicit financial performance associated with these acquisitions. As such, the Company has not presented the post-acquisition net sales and net income for the R&B and LIP acquisitions.
Intangible Assets
For each of the acquisitions discussed above, the Company valued intangible assets acquired which may include customer relationships, non-compete
agreements and/or trademarks.
The customer relationship intangible assets represent the value associated with those customer relationships in place at the date of the acquisition. The Company valued the customer relationships using an excess earnings method using various inputs such as customer attrition rate, revenue growth rate, gross margin percentage and discount rate. Cash flows associated with the existing relationships are expected to diminish over time due to customer turnover. The Company reflected this expected diminishing cash flow through the utilization of an annual customer attrition rate assumption and in its method of amortization.
The
non-compete
intangible assets represent the value associated with
non-compete
agreements for former executives in place at the date of the acquisition. The trademark intangible assets represent the value associated with the brand names in place at the date of the acquisition.
A summary of the intangible assets acquired and assumptions utilized in the valuation, for each of the acquisitions discussed above is as follows:

	Intangible Asset Amount	Amortization Period	Discount Rate	Attrition Rate
WWSC Acquisition
Customer relationships	$6.1	10 years	13.0%	15.0%

R&B Acquisition
Customer relationships	$113.7	15 years	10.0%	7.5%
Non-compete agreement	0.4	5 years	10.0%	N/A
Trademarks	0.4	1 year	10.0%	N/A

LIP Acquisition
Customer relationships—retail	$89.7	10 years	14.0%	12.5%
Customer relationships—distribution	2.8	15 years	14.0%	5.0%
Non-compete agreement	1.0	5 years	14.0%	N/A
Trademarks	0.7	2 years	14.0%	N/A

Maskell Acquisition
Customer relationships	$5.1	10 years	13.0%	12.5%
Acquisition-Related Costs
Acquisition related costs, which are included within selling, general and administrative expenses, for each of the completed acquisitions discussed above were as follows:

	Fiscal Year Ended
	January 31, 2021	February 2, 2020	February 3, 2019
R&B Acquisition	$1.4	$1.1	$—
WWSC Acquisition	0.1	—	—
LIP Acquisition	—	0.5	1.0
Maskell Acquisition	—	0.1	—
Other Acquisitions	—	0.1	0.2